COMMON STOCK	3 Months Ended
Sep. 30, 2011
Notes to Financial Statements
COMMON STOCK

NOTE 8 - COMMON STOCK

On January 12, 2011, the holder of a promissory note in the original face amount of $40,000 elected to convert $10,000 of the face amount to 1,000,000 shares of common stock valued at $14,000, based on fair market value using quoted market prices on the date of grant.

On January 12, 2011, the holder of two promissory notes, each in the original face amount of $40,000, elected to convert an aggregate of $20,000 to 2,000,000 shares of common stock valued at $28,000, based on fair market value using quoted market prices on the date of grant.

On February 2, 2011, the Company issued 100,000 common shares valued at $1,500, based on fair market value using quoted market prices on the date of grant for consulting services rendered.

On April 14, 2011, the holder of a promissory note dated March 22, 2010 in the original face amount of $40,000 converted $9,409 face amount of the note into 3,360,565 shares of the Company’s common stock.

On April 28, 2011, the holder of a promissory note originally dated October 25, 2010 in the original face amount of $63,000 converted $6,000 face amount of the note into 3,333,333 shares of the Company’s common stock.

On May 20, 2011, the holder of a promissory note dated March 22, 2010 in the original face amount of $40,000 converted $7,500 face amount of the note into 3,000,000 shares of the Company’s common stock.

On May 20, 2011, the holder of a promissory note dated March 22, 2010 in the original face amount of $40,000 converted $9,409 face amount of the note into 3,360,565 shares of the Company’s common stock.

On June 2, 2011, the holder of a promissory note dated March 22, 2010 in the original face amount of $40,000 converted $4,080 face amount of the note into 3,000,000 shares of the Company’s common stock.

On June 2, 2011, the holder of a promissory note dated March 22, 2010 in the original face amount of $40,000 converted $4,954 face amount of the note into 3,642,700 shares of the Company’s common stock.

On June 3, 2011, the holder of a promissory note dated March 22, 2010 in the original face amount of $40,000 converted $3,636 face amount of the note into 2,100,000 shares of the Company’s common stock.

The Company recorded a realized loss of $51,896 on settlement of debt for the six months ended June 30, 2011.